Expense Example - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Technology ETF - Fidelity Disruptive Technology ETF	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628